Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,940,808	$ 819,906	$ 2,417,256
Accounts receivable, net of allowance for doubtful accounts	1,263,241	850,545	688,980
Other current assets	708,914	489,278	269,269
Total current assets	3,912,963	2,159,729	3,375,505
FIXED ASSETS, net of accumulated depreciation	856,433	964,923	1,140,636
OTHER ASSETS
Security deposits	1,564	1,564	1,564
Restricted cash	300,000	250,000	200,000
Loan guarantee and financing fees, net of accumulated amortization	892,855	1,907,502	497,798
Patents	348,828	324,764	204,687
Deferred initial public offering costs	142,941	3,343,289	1,611,273
Total other assets	1,686,188	5,827,119	2,515,322
Total Assets	6,455,584	8,951,771	7,031,463
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,743,141	4,578,761	4,317,121
Obligations under capital leases, current portion	16,211	17,158	36,209
Deferred revenue	318,781	468,010
Notes Payable, Current Portion	1,564,014	3,836,567	100,000
Line of credit	7,996,500	2,871,200
Total current liabilities	12,638,647	11,771,696	4,453,330
Obligations under capital leases		7,490	24,559
Deferred rent payable	167,543	164,298	156,311
Notes Payable, Long-Term		2,440,683	1,912,365
Line of credit		6,000,000	8,437,255
Warrant liability	518,000	12,549,000	11,113,000
Total liabilities	13,324,190	32,933,167	26,096,820
STOCKHOLDERS' DEFICIT
Common stock, value	432	135	130
Additional paid-in capital	48,864,777	24,970,255	23,220,672
Treasury stock		(17,442)	(17,442)
Accumulated deficit	(55,733,815)	(48,934,585)	(42,268,958)
Total Stockholders' Deficit	(6,868,606)	(23,981,396)	(19,065,357)
Total Liabilities and Stockholders' Deficit	6,455,584	8,951,771	7,031,463
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value		59	59
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value		$ 182	$ 182